Long Term Liabilities to Banks and Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Long Term Liabilities To Banks And Others [Line Items]
Long-term liabilities	$ 205,816	$ 179,317
Current maturities	66,289	43,701
Total long-term liabilities net of current maturities	$ 139,527	135,616
NIS (Unlinked) [Member]
Long Term Liabilities To Banks And Others [Line Items]
Currency	NIS (Unlinked)
Long-term liabilities	$ 203,150
Current maturities	65,453
Total long-term liabilities net of current maturities	$ 137,697	132,753
NIS (Unlinked) [Member] | Minimum [Member]
Long Term Liabilities To Banks And Others [Line Items]
Interest rate	2.50%
NIS (Unlinked) [Member] | Maximum [Member]
Long Term Liabilities To Banks And Others [Line Items]
Interest rate	5.81%
NIS (Linked to USD) [Member]
Long Term Liabilities To Banks And Others [Line Items]
Interest rate, description	Libor +2.2
Currency	NIS (Linked to USD)
Long-term liabilities	$ 2,666
Current maturities	836
Total long-term liabilities net of current maturities	$ 1,830	$ 2,863